Annual Total Returns [BarChart] - ClearBridge Value Trust - Class C	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(4.00%)
Annual Return 2012	15.09%
Annual Return 2013	37.15%
Annual Return 2014	12.83%
Annual Return 2015	(4.34%)
Annual Return 2016	11.72%
Annual Return 2017	13.76%
Annual Return 2018	(13.49%)
Annual Return 2019	26.26%
Annual Return 2020	10.51%